TAXATION - Valuation Allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Movement of valuation allowance
Balance at beginning of the year	¥ 249,626	¥ 278,437	¥ 403,485
Allowance made during the year	66,346	96,336	7,315
Decrease due to disposal/deregistration of subsidiaries	(2,408)	(65,639)	(23,595)
Reversals	(15,875)	(59,508)	(108,768)
Balance at end of the year	¥ 297,689	¥ 249,626	¥ 278,437